RELATED PARTY TRANSACTIONS (Narrative) (Details) - 12 months ended Dec. 31, 2017	USD ($) $ / shares shares	CAD ($) $ / shares shares
Related Party Transactions 1	$ 318,456
Related Party Transactions 2	256,319
Related Party Transactions 3	$ 201,097
Related Party Transactions 4	50.00%	50.00%
Related Party Transactions 5	$ 159,228
Related Party Transactions 6	127,348
Related Party Transactions 7	100,548
Related Party Transactions 8	47,924
Related Party Transactions 9	47,792
Related Party Transactions 10	51,096
Related Party Transactions 11	5,000
Related Party Transactions 12	5,000
Related Party Transactions 13	10,000
Related Party Transactions 14	0
Related Party Transactions 15	0
Related Party Transactions 16	$ 97,493
Related Party Transactions 17 | shares	610,000	610,000
Related Party Transactions 18	$ 0.24
Related Party Transactions 19		$ 0.30
Related Party Transactions 20	$ 75,502
Related Party Transactions 21 | shares	400,000	400,000
Related Party Transactions 22 | $ / shares	$ 0.31
Related Party Transactions 23	$ 89,643
Related Party Transactions 24 | shares	250,000	250,000
Related Party Transactions 25 | $ / shares	$ 0.15
Related Party Transactions 26	$ 18,175
Related Party Transactions 27 | shares	1,231,000	1,231,000
Related Party Transactions 28 | $ / shares		$ 0.15
Related Party Transactions 29 | shares	424,000	424,000
Related Party Transactions 30 | $ / shares		$ 0.225
Related Party Transactions 31	$ 106,283